Construction in progress	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Construction in Progress [Abstract]
CONSTRUCTION IN PROGRESS
NOTE 9 – CONSTRUCTION IN PROGRESS

Construction in progress consists of amounts expended for the construction of new hotel project which was cooperated with the government of Laifeng County. This project is a “Build-Operate-Transfer” or BOT hotel project. According to the BOT agreement, the Company will invest in building a hotel in Laifeng County and own the operating right for 20 years from October 1, 2012 to September 30, 2032. After September 30, 2032, the title of the hotel will be transferred to the government of Laifeng County. The construction is expected to be completed on August 2014. Once construction is completed and the facilities are approved to be used for the hotel operations, the construction in progress assets are placed into production and transferred into plant and equipment, whereupon they are depreciated over their estimated useful lives. As of March 31, 2014 and December 31, 2013, the construction in progress was $2,782,615 and $2,142,989, respectively.

On April 20, 2014, the Company assigned and transferred all of its rights and obligations under the cooperation agreement with Laifeng County to Laifeng Fengming Manor Hotel Management Co., Ltd. (“Fengming”) for approximately $2.7 million or RMB 17 million. Fengming is owned by Mr. Junyi Luo, Mr. Wenping Luo’s son. Mr. Wenping Luo does neither have any direct or indirect investment in Fengming nor hold any management position in Fengming.

NOTE 9 – CONSTRUCTION IN PROGRESS

Construction in progress consists of amounts expended for the construction of new hotel project which was cooperated with the government of Laifeng County. This project is a “Build-Operate-Transfer” or BOT hotel project. According to the BOT agreement, the Company will invest in building a hotel in Laifeng County and own the operating right for 20 years from October 1, 2012 to September 30, 2032. After September 30, 2032, the title of the hotel will be transferred to the government of Laifeng County. The construction is expected to be completed on August 2014. Once construction is completed and the facilities are approved to be used for the hotel operations, the construction in progress assets are placed into production and transferred into plant and equipment, whereupon they are depreciated over their estimated useful lives. As of December 31, 2013 and 2012, the construction in progress was $2,142,989 and $648,458, respectively.